Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of single reportable segment
The following table presents financial information with respect to the Group’s single reportable segment:

	Six Months Ended June 30,
	2024	2025
Total revenues	303,522	323,281
Total cost of revenues	(235,025)	(273,280)
Gross profit	68,497	50,001
Operating expenses excluding share-based compensation expense[1]	(125,976)	(108,649)
Share-based compensation expense	(9,873)	(6,504)
Total operating expenses	(135,849)	(115,153)
Loss from operation	(67,352)	(65,152)
Interest income	1,554	1,554
Interest expense	(6,306)	(10,239)
(Loss) gain from equity method investments	(9,375)	113
Other non-operating (expenses) income	(3,205)	3,137
Loss before income taxes	(84,684)	(70,587)
Income tax benefit (expenses)	28	(2,052)
Net loss	(84,656)	(72,639)

[1] This measure is not in accordance with, or an alternative to GAAP. The Group excludes share-based compensation expense since it is non-cash in nature and its valuation and measurement depends on factors such as volatility not reflective of the Group’s operating performance.